Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Estimated Fair Value of Financial Instruments

	December 31, 2012		December 31, 2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cash and cash equivalents	$1,655,453	$1,655,453	$364,608	$364,608
Investments	$965,886	$965,886	$-0-	$-0-
Receivables	$1,240,736	$1,240,736	$937,841	$937,841
Accounts Payable	$518,150	$518,150	$695,775	$695,775
Long-term Debt	$701,852	$701,852	$571,335	$571,335

Trade Receivables and Credit Policy

	December 31, 2012	December 31, 2011
Trade Receivables	$898,009	$902,222
Other	$342,727	$35,619
Allowance for doubtful accounts	$(0)	$(0)
Totals	$1,240,736	$937,841

Inventory Valuation

	December 31, 2012	December 31, 2011
Labels and packaging	$129,640	$81,251
Finished goods	$1,162,465	$675,999
Totals	$1,292,105	$757,250

Other Assets and Intangible Assets

	Gross Carrying Value December 31, 2012	Gross Carrying Value December 31, 2011
Amortized intangible assets:
Website	$146,862	$116,057
Patents	$341	$341
Trademarks	$3,830	$3,830
TOTAL	$151,033	$120,228
Accumulated Amortization	$(120,179)	$(116,919)
TOTAL	$30,854	$3,309

Future Amortization for the years ending December 31:

2013	$10,302
2014	$10,284
2015	$10,268
2016	$0

Leases

2013	$80,853
2014	$82,863
2015	$82,863
2016	$82,863
2017	$6,905

Concentration of Credit Risk

	2012		2011
Customer	% of Revenues	A/R balance	% of Revenues	A/R balance
A	28%	46%	26%	45%
B	14%	8%	12%	9%
C	10%	13%	7%	11%

	2012		2011
Vendor	% of Purchases	A/P balance	% of Purchases	A/P balance
A	48%	64%	47%	33%
B	14%	0%	16%	17%
C	8%	0%	16%	4%

Earnings (Loss) Per Share

As of December 31,
2012
Stock options (exercise price – $0.573-$2.50/share)	1,103,276
Warrants (exercise price – $0.001-$0.57/share)	577,513
Total common stock equivalents	14,303,545